RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss
A rollforward of the allowance for credit losses for trade receivables for the years ended December 31, 2024 and December 31, 2023 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$(18,001)
Additional provisions in the period	(10,500)
Recoveries of amounts previously reserved	8,497
Write-offs	3,725
Net impact from acquisitions and divestitures	(179)
Balance sheet reclassifications	(1,405)
Foreign exchange impact	(497)
Balance as of December 31, 2023	(18,360)
Net impact from acquisitions and divestitures	370
Additional provisions in the period	(13,606)
Recoveries of amounts previously reserved	8,975
Write-offs	2,515
Balance sheet reclassifications	(344)
Foreign exchange impact	957
Balance as of December 31, 2024	$(19,493)

Schedule of Accounts, Notes, Loans and Financing Receivable
The following table summarizes growers advances as of December 31, 2024 and December 31, 2023 based on whether the advances are secured or unsecured:

	December 31, 2024		December 31, 2023
	Short-Term	Long-Term	Short-Term	Long-Term

	(U.S. Dollars in thousands)
Secured gross advances to growers and suppliers	$54,864	$22,762	$67,104	$13,197
Allowance for secured advances to growers and suppliers	(13,217)	(3,282)	(11,416)	(1,317)
Unsecured gross advances to growers and suppliers	79,396	5,792	62,693	6,391
Allowance for unsecured advances to growers and suppliers	(16,087)	(4,463)	(8,423)	(4,375)
Net advances to growers and suppliers	$104,956	$20,809	$109,958	$13,896

Financing Receivable, Allowance for Credit Loss
A rollforward of the allowance for expected credit losses related to grower advances for the years ended December 31, 2024 and December 31, 2023 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$(18,964)
Additional provisions in the period	(12,222)
Recoveries of amounts previously reserved	1,401
Write-offs	5,398
Balance sheet reclassifications	(1,161)
Foreign exchange impact	17
Balance as of December 31, 2023	(25,531)
Net impact from acquisitions and divestitures	2,174
Additional provisions in the period	(19,028)
Recoveries of amounts previously reserved	4,766
Write-offs	39
Balance sheet reclassifications	452
Foreign exchange impact	79
Balance as of December 31, 2024	$(37,049)